UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09147
Eaton Vance Massachusetts Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	February 28, 2006

Item 1. Schedule of Investments

Eaton Vance Massachusetts Municipal Income Trust                                                           as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 149.7%

Principal
Amount
(000’s omitted)	Security	Value
Education — 21.2%
$500	Massachusetts Development Finance Agency, (Belmont Hill School), 5.00%, 9/1/31	$517,475
2,000	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	2,173,840
500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.75%, 7/1/33	533,010
600	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	619,704
500	Massachusetts Development Finance Agency, (Mount Holyoke College), 5.25%, 7/1/31	527,430
1,500	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,593,570
1,000	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.65%, 7/1/29	1,036,580
1,000	Massachusetts HEFA, (Boston College), 5.125%, 6/1/33	1,050,900
500	Massachusetts IFA, (Babson College), 5.25%, 10/1/27	515,130
400	Massachusetts IFA, (Belmont Hill School), 5.25%, 9/1/28	411,144
		$8,978,783
Electric Utilities — 3.7%
500	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	506,470
1,000	Massachusetts IFA, (Devens Electric System), 6.00%, 12/1/30	1,069,770
		$1,576,240
Escrowed / Prerefunded — 4.8%
400	Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	459,672
1,000	Massachusetts HEFA, (Winchester Hospital), Prerefunded to 7/1/10, 6.75%, 7/1/30	1,120,020
1,000	Rail Connections, Inc., (Route 128 Parking), (ACA), Prerefunded to 7/1/09, 0.00%, 7/1/20	447,260
		$2,026,952
General Obligations — 2.9%
875	Dover and Sherborn, Regional School District, 5.00%, 5/15/23	935,217
250	Massachusetts, 5.25%, 8/1/28	287,685
		$1,222,902

Health Care - Miscellaneous — 2.9%
$510	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	$519,103
700	Massachusetts HEFA, (Learning Center for Deaf Children), 6.125%, 7/1/29	712,341
		$1,231,444
Hospital — 14.1%
1,000	Massachusetts Development Finance Agency, (Biomedical Research Corp.), 6.25%, 8/1/20	1,085,010
1,000	Massachusetts HEFA, (Baystate Medical Center), 5.75%, 7/1/33	1,061,720
400	Massachusetts HEFA, (Berkshire Health System), 6.25%, 10/1/31	425,232
105	Massachusetts HEFA, (Central New England Health Systems), 6.30%, 8/1/18	105,012
1,100	Massachusetts HEFA, (Covenant Health), 6.00%, 7/1/31	1,178,584
2,000	Massachusetts HEFA, (South Shore Hospital), 5.75%, 7/1/29	2,128,120
		$5,983,678
Industrial Development Revenue — 1.7%
695	Massachusetts IFA, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	711,145
		$711,145
Insured-Education — 18.1%
1,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39 (1)	1,206,520
1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	1,136,360
1,000	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	1,166,040
1,600	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,703,536
850	Massachusetts HEFA, (Berklee College of Music), (MBIA), Variable Rate, 6.92%, 10/1/27 (2)(3)	916,002
1,000	Massachusetts HEFA, (Northeastern University), (MBIA), 5.00%, 10/1/29	1,034,480
500	Massachusetts HEFA, (UMass-Worcester Campus), (FGIC), 5.25%, 10/1/31	533,730
		$7,696,668
Insured-Electric Utilities — 1.9%
750	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29	800,880
		$800,880
Insured-Escrowed/Prerefunded — 6.4%
2,500	Massachusetts State Special Obligation - Convention Center, (FGIC), Prerefunded to 1/1/14, 5.25%, 1/1/29	2,739,275
		$2,739,275

Insured-General Obligations — 9.3%
$1,000	Massachusetts, (AMBAC), Variable Rate, 9.955%, 8/1/30 (2)(4)	$1,599,790
500	Plymouth, (MBIA), 5.25%, 10/15/20	537,765
900	Puerto Rico, (FSA), Variable Rate, 9.36%, 7/1/27 (2)(4)	1,072,746
740	Sandwich, (MBIA), 4.50%, 7/15/29	750,848
		$3,961,149
Insured-Miscellaneous — 13.0%
2,000	Boston Convention Center, (AMBAC), 5.00%, 5/1/27	2,081,160
2,750	Massachusetts Development Finance Agency, (WGBH), (AMBAC), 5.75%, 1/1/42	3,442,643
		$5,523,803
Insured-Special Tax Revenue — 6.6%
1,500	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32 (5)	1,568,385
720	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	264,607
385	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	91,715
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	334,490
3,250	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	537,843
		$2,797,040
Insured-Transportation — 9.9%
1,020	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 0.00%, 1/1/29	363,538
1,500	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.25%, 1/1/29	1,547,850
1,100	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), Variable Rate, 8.564%, 1/1/37 (2)(4)	1,164,966
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 8.584%, 7/1/28 (2)(4)	1,106,570
		$4,182,924
Nursing Home — 2.6%
500	Boston, IDA (Alzheimers Center), (FHA), 6.00%, 2/1/37	520,080
600	Massachusetts HEFA, (Christopher House), 6.875%, 1/1/29	604,932
		$1,125,012
Senior Living / Life Care — 3.6%
1,500	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.625%, 7/1/29	1,527,540
		$1,527,540

Special Tax Revenue — 8.8%
$1,000	Massachusetts Bay Transportation Authority, (Sales Tax Revenue), 4.50%, 7/1/35	$1,000,020
1,350	Massachusetts Bay Transportation Authority, (Sales Tax Revenue), 5.25%, 7/1/30	1,561,316
1,000	Massachusetts Bay Transportation Authority, (Sales Tax Revenue), 5.25%, 7/1/34 (6)	1,168,370
		$3,729,706
Transportation — 5.8%
1,350	Massachusetts Bay Transportation Authority, Variable Rate, 6.67%, 3/1/27 (2)(3)	1,419,849
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	1,035,900
		$2,455,749
Water and Sewer — 12.4%
2,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	2,085,220
2,000	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,145,220
965	Massachusetts Water Pollution Abatement Trust, 5.375%, 8/1/27	1,021,829
		$5,252,269
Total Tax-Exempt Investments — 149.7% (identified cost $58,717,708)		$63,523,159
Other Assets, Less Liabilities — 1.0%		$406,450
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.7)%		$(21,501,645)
Net Assets Applicable to Common Shares — 100.0%		$42,427,964

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2006, 43.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 17.8% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of the securities is $7,279,923 or 17.2% of the Trust’s net assets applicable to common shares.

(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.
(5)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(6)	When-issued security.

A summary of financial instruments at February 28, 2006 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
06/06	150 U.S. Treasury Bond	Short	$(16,928,269)	$(16,964,063)	$(35,794)

At February 28, 2006, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$58,681,901
Gross unrealized appreciation	$4,841,382
Gross unrealized depreciation	(124)
Net unrealized appreciation	$4,841,258

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	April 21, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	April 21, 2006